Shareholder Report, Holdings (Details) - C000101704 [Member]	Sep. 30, 2024
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%